Eaton Vance
Tax-Managed Buy-Write Strategy Fund
September 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 100.2%
Security	Shares	Value
Aerospace & Defense — 0.6%
Boeing Co. (The)(1)(2)	1,784	$ 216,007
Huntington Ingalls Industries, Inc.(2)	981	217,291
Textron, Inc.(2)	1,970	114,772
		$ 548,070
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(2)	711	$ 68,476
United Parcel Service, Inc., Class B(2)	1,266	204,510
		$ 272,986
Airlines — 0.4%
Alaska Air Group, Inc.(1)(2)	3,244	$ 127,003
United Airlines Holdings, Inc.(1)(2)	5,240	170,457
		$ 297,460
Auto Components — 0.1%
Aptiv PLC(1)(2)	900	$ 70,389
		$ 70,389
Automobiles — 3.7%
General Motors Co.(2)	10,253	$ 329,019
Tesla, Inc.(1)(2)	10,647	2,824,117
		$ 3,153,136
Banks — 1.8%
Citigroup, Inc.	3,521	$ 146,720
Citizens Financial Group, Inc.(2)	3,405	116,996
Comerica, Inc.(2)	1,757	124,923
JPMorgan Chase & Co.(2)	3,790	396,055
KeyCorp(2)	5,500	88,110
PNC Financial Services Group, Inc. (The)	610	91,146
SVB Financial Group(1)(2)	1,255	421,404
Zions Bancorp N.A.(2)	3,012	153,190
		$ 1,538,544
Beverages — 2.6%
Coca-Cola Co. (The)(2)	2,104	$ 117,866
PepsiCo, Inc.(2)	12,828	2,094,299
		$ 2,212,165
Biotechnology — 1.9%
AbbVie, Inc.(2)	4,836	$ 649,040
Security	Shares	Value
Biotechnology (continued)
Incyte Corp.(1)(2)	1,066	$ 71,038
Moderna, Inc.(1)(2)	759	89,752
Vertex Pharmaceuticals, Inc.(1)(2)	2,874	832,138
		$ 1,641,968
Building Products — 0.4%
Fortune Brands Home & Security, Inc.(2)	6,049	$ 324,771
		$ 324,771
Capital Markets — 1.8%
Charles Schwab Corp. (The)	930	$ 66,839
Goldman Sachs Group, Inc. (The)(2)	2,750	805,888
Intercontinental Exchange, Inc.	650	58,728
MarketAxess Holdings, Inc.	254	56,512
Moody's Corp.(2)	745	181,117
S&P Global, Inc.(2)	1,352	412,833
		$ 1,581,917
Chemicals — 0.9%
Ecolab, Inc.(2)	641	$ 92,573
Linde PLC(2)	744	200,575
Sherwin-Williams Co. (The)(2)	2,223	455,159
		$ 748,307
Commercial Services & Supplies — 0.7%
Waste Management, Inc.(2)	3,962	$ 634,752
		$ 634,752
Communications Equipment — 1.3%
Cisco Systems, Inc.(2)	23,066	$ 922,640
Motorola Solutions, Inc.(2)	706	158,123
		$ 1,080,763
Construction Materials — 0.3%
Martin Marietta Materials, Inc.(2)	824	$ 265,402
		$ 265,402
Consumer Finance — 0.4%
Synchrony Financial(2)	13,342	$ 376,111
		$ 376,111
Containers & Packaging — 0.5%
Avery Dennison Corp.(2)	902	$ 146,755
Packaging Corp. of America(2)	2,800	314,412
		$ 461,167

Eaton Vance
Tax-Managed Buy-Write Strategy Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)(2)	1,480	$ 395,190
		$ 395,190
Electric Utilities — 1.6%
Edison International(2)	6,720	$ 380,218
NextEra Energy, Inc.(2)	13,057	1,023,799
		$ 1,404,017
Electrical Equipment — 1.0%
Eaton Corp. PLC(2)	6,734	$ 898,046
		$ 898,046
Energy Equipment & Services — 0.7%
Halliburton Co.(2)	16,953	$ 417,383
Helmerich & Payne, Inc.(2)	4,130	152,686
		$ 570,069
Entertainment — 1.4%
Live Nation Entertainment, Inc.(1)	869	$ 66,079
Netflix, Inc.(1)(2)	3,160	743,990
Take-Two Interactive Software, Inc.(1)(2)	946	103,114
Walt Disney Co. (The)(1)(2)	2,988	281,858
Warner Bros. Discovery, Inc.(1)	3,885	44,678
		$ 1,239,719
Equity Real Estate Investment Trusts (REITs) — 1.4%
Iron Mountain, Inc.(2)	9,356	$ 411,383
Mid-America Apartment Communities, Inc.(2)	4,302	667,111
Public Storage(2)	545	159,582
		$ 1,238,076
Food & Staples Retailing — 1.2%
Kroger Co. (The)(2)	2,562	$ 112,088
Sysco Corp.(2)	1,500	106,065
Walmart, Inc.(2)	6,285	815,164
		$ 1,033,317
Food Products — 1.6%
Campbell Soup Co.(2)	1,585	$ 74,685
Conagra Brands, Inc.(2)	2,493	81,347
General Mills, Inc.(2)	7,733	592,425
Hershey Co. (The)(2)	863	190,266
JM Smucker Co. (The)(2)	1,072	147,303
Kellogg Co.(2)	1,286	89,583
Security	Shares	Value
Food Products (continued)
McCormick & Co., Inc., Non Voting Shares(2)	1,814	$ 129,284
Tyson Foods, Inc., Class A(2)	953	62,831
		$ 1,367,724
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories(2)	9,384	$ 907,996
Medtronic PLC(2)	7,622	615,476
ResMed, Inc.(2)	1,173	256,066
		$ 1,779,538
Health Care Providers & Services — 1.7%
Centene Corp.(1)(2)	3,582	$ 278,715
CVS Health Corp.(2)	906	86,405
Quest Diagnostics, Inc.(2)	1,243	152,504
UnitedHealth Group, Inc.(2)	1,922	970,687
		$ 1,488,311
Hotels, Restaurants & Leisure — 1.1%
Airbnb, Inc., Class A(1)(2)	1,388	$ 145,796
Expedia Group, Inc.(1)(2)	1,447	135,569
McDonald's Corp.(2)	2,925	674,914
		$ 956,279
Household Durables — 0.8%
D.R. Horton, Inc.(2)	5,136	$ 345,910
Garmin, Ltd.(2)	1,245	99,986
Newell Brands, Inc.(2)	16,334	226,879
		$ 672,775
Household Products — 1.2%
Procter & Gamble Co. (The)(2)	7,894	$ 996,617
		$ 996,617
Industrial Conglomerates — 0.1%
3M Co.	967	$ 106,853
		$ 106,853
Insurance — 2.3%
American International Group, Inc.(2)	4,746	$ 225,340
Lincoln National Corp.(2)	11,270	494,866
Marsh & McLennan Cos., Inc.(2)	2,761	412,190
Travelers Cos., Inc. (The)(2)	4,011	614,485
Unum Group(2)	5,352	207,657
		$ 1,954,538

Eaton Vance
Tax-Managed Buy-Write Strategy Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 7.5%
Alphabet, Inc., Class A(1)(2)	25,240	$ 2,414,206
Alphabet, Inc., Class C(1)(2)	28,044	2,696,431
Meta Platforms, Inc., Class A(1)(2)	9,432	1,279,734
Twitter, Inc.(1)(2)	2,024	88,732
		$ 6,479,103
Internet & Direct Marketing Retail — 5.7%
Amazon.com, Inc.(1)(2)	41,006	$ 4,633,678
Pinduoduo, Inc. ADR(1)(2)	4,520	282,862
		$ 4,916,540
IT Services — 3.5%
Accenture PLC, Class A(2)	1,265	$ 325,484
Broadridge Financial Solutions, Inc.(2)	2,010	290,083
EPAM Systems, Inc.(1)(2)	366	132,561
Global Payments, Inc.(2)	2,615	282,551
International Business Machines Corp.(2)	5,239	622,446
Mastercard, Inc., Class A(2)	1,352	384,428
Okta, Inc.(1)	865	49,193
Visa, Inc., Class A(2)	5,223	927,866
		$ 3,014,612
Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc.(2)	6,652	$ 808,551
Danaher Corp.(2)	4,612	1,191,233
Thermo Fisher Scientific, Inc.	130	65,935
Waters Corp.(1)	159	42,855
		$ 2,108,574
Machinery — 0.5%
Caterpillar, Inc.(2)	772	$ 126,670
Flowserve Corp.(2)	4,274	103,858
Parker-Hannifin Corp.(2)	680	164,771
		$ 395,299
Media — 0.8%
Comcast Corp., Class A(2)	8,755	$ 256,784
Fox Corp., Class A	2,091	64,152
Interpublic Group of Cos., Inc. (The)(2)	5,999	153,574
Omnicom Group, Inc.	2,441	154,003
Paramount Global, Class B	4,053	77,169
		$ 705,682
Security	Shares	Value
Metals & Mining — 0.1%
Newmont Corp.	1,570	$ 65,987
		$ 65,987
Multiline Retail — 0.6%
Dollar General Corp.(2)	823	$ 197,405
Dollar Tree, Inc.(1)(2)	819	111,466
Target Corp.(2)	1,544	229,114
		$ 537,985
Multi-Utilities — 1.1%
CMS Energy Corp.(2)	8,180	$ 476,403
Sempra Energy(2)	3,081	461,965
		$ 938,368
Oil, Gas & Consumable Fuels — 2.3%
Chevron Corp.(2)	3,612	$ 518,936
Exxon Mobil Corp.(2)	2,343	204,567
Marathon Oil Corp.(2)	23,142	522,547
Occidental Petroleum Corp.(2)	5,460	335,517
ONEOK, Inc.(2)	1,500	76,860
Williams Cos., Inc. (The)(2)	11,095	317,650
		$ 1,976,077
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.(2)	12,551	$ 892,251
Eli Lilly & Co.	360	116,406
Johnson & Johnson(2)	8,192	1,338,245
Merck & Co., Inc.(2)	6,240	537,389
Pfizer, Inc.(2)	2,000	87,520
Zoetis, Inc.(2)	626	92,829
		$ 3,064,640
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)(2)	1,740	$ 117,467
		$ 117,467
Road & Rail — 1.4%
CSX Corp.(2)	35,730	$ 951,847
Norfolk Southern Corp.(2)	1,133	237,534
		$ 1,189,381
Semiconductors & Semiconductor Equipment — 8.3%
Advanced Micro Devices, Inc.(1)(2)	7,011	$ 444,217
Analog Devices, Inc.(2)	5,679	791,312
Broadcom, Inc.(2)	1,315	583,873

Eaton Vance
Tax-Managed Buy-Write Strategy Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Enphase Energy, Inc.(1)(2)	320	$ 88,790
Lam Research Corp.(2)	2,448	895,968
Micron Technology, Inc.(2)	9,956	498,796
NVIDIA Corp.(2)	15,021	1,823,399
ON Semiconductor Corp.(1)(2)	1,445	90,067
Qorvo, Inc.(1)(2)	382	30,335
QUALCOMM, Inc.(2)	10,450	1,180,641
Texas Instruments, Inc.(2)	4,452	689,080
		$ 7,116,478
Software — 12.1%
Adobe, Inc.(1)(2)	3,945	$ 1,085,664
Ceridian HCM Holding, Inc.(1)	1,025	57,277
DocuSign, Inc.(1)	1,359	72,666
Microsoft Corp.(2)	31,599	7,359,407
Oracle Corp.(2)	6,790	414,665
Paycom Software, Inc.(1)(2)	1,815	598,932
Salesforce, Inc.(1)(2)	1,813	260,782
Zscaler, Inc.(1)(2)	3,147	517,272
		$10,366,665
Specialty Retail — 1.9%
Bath & Body Works, Inc.(2)	2,403	$ 78,338
Best Buy Co., Inc.(2)	1,823	115,469
Gap, Inc. (The)(2)	10,841	89,005
Home Depot, Inc. (The)(2)	2,991	825,336
TJX Cos., Inc. (The)(2)	5,474	340,045
Tractor Supply Co.(2)	1,174	218,223
		$ 1,666,416
Technology Hardware, Storage & Peripherals — 10.3%
Apple, Inc.(2)	63,708	$ 8,804,446
		$ 8,804,446
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B(2)	3,892	$ 323,503
		$ 323,503
Security	Shares	Value
Tobacco — 0.3%
Altria Group, Inc.(2)	6,427	$ 259,522
		$ 259,522
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(1)(2)	5,241	$ 703,185
		$ 703,185
Total Common Stocks (identified cost $55,924,282)		$86,058,907

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(3)	119,208	$ 119,208
Total Short-Term Investments (identified cost $119,208)		$ 119,208
Total Investments — 100.3% (identified cost $56,043,490)		$86,178,115
Total Written Call Options — (0.4)% (premiums received $1,701,871)		$ (327,305)
Other Assets, Less Liabilities — 0.1%		$ 40,315
Net Assets — 100.0%		$85,891,125
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.

Written Call Options (Exchange-Traded) — (0.4)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	2	$2,194,244	$12,300	10/3/22	$ (60)
NASDAQ 100 Index	2	2,194,244	12,400	10/5/22	(85)
NASDAQ 100 Index	3	3,291,366	12,750	10/7/22	(135)

Eaton Vance
Tax-Managed Buy-Write Strategy Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	3	$3,291,366	$13,100	10/10/22	$ (105)
NASDAQ 100 Index	3	3,291,366	12,400	10/12/22	(997)
NASDAQ 100 Index	2	2,194,244	12,100	10/14/22	(4,030)
NASDAQ 100 Index	3	3,291,366	12,200	10/17/22	(5,805)
NASDAQ 100 Index	3	3,291,366	12,200	10/19/22	(6,900)
NASDAQ 100 Index	2	2,194,244	11,650	10/21/22	(22,070)
NASDAQ 100 Index	2	2,194,244	11,800	10/24/22	(18,990)
NASDAQ 100 Index	3	3,291,366	11,700	10/26/22	(39,795)
NASDAQ 100 Index	2	2,194,244	11,500	10/28/22	(43,350)
S&P 500 Index	11	3,944,182	3,970	10/3/22	(28)
S&P 500 Index	11	3,944,182	4,010	10/5/22	(55)
S&P 500 Index	11	3,944,182	4,100	10/7/22	(55)
S&P 500 Index	11	3,944,182	4,200	10/10/22	(110)
S&P 500 Index	11	3,944,182	4,010	10/12/22	(523)
S&P 500 Index	11	3,944,182	3,930	10/14/22	(3,107)
S&P 500 Index	11	3,944,182	3,950	10/17/22	(3,080)
S&P 500 Index	11	3,944,182	3,960	10/19/22	(3,685)
S&P 500 Index	12	4,302,744	3,785	10/21/22	(32,040)
S&P 500 Index	11	3,944,182	3,800	10/24/22	(27,555)
S&P 500 Index	11	3,944,182	3,750	10/26/22	(45,925)
S&P 500 Index	12	4,302,744	3,720	10/28/22	(68,820)
Total					$(327,305)
Abbreviations:
ADR	– American Depositary Receipt
At September 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

Eaton Vance
Tax-Managed Buy-Write Strategy Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $119,208, which represents 0.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$166,597	$4,788,624	$(4,955,278)	$57	$ —	$ —	$200	—
Liquidity Fund	—	9,362,416	(9,243,208)	—	—	119,208	3,197	119,208
Total				$57	$ —	$119,208	$3,397
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$86,058,907*	$ —	$ —	$86,058,907
Short-Term Investments	119,208	—	—	119,208
Total Investments	$86,178,115	$ —	$ —	$86,178,115
Liability Description
Written Call Options	$ (327,305)	$ —	$ —	$ (327,305)
Total	$ (327,305)	$ —	$ —	$ (327,305)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
Proposed Plan of Reorganization
In November 2022, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby Eaton Vance Tax-Managed Buy-Write Opportunities Fund (Buy-Write Opportunities Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for common shares of Buy-Write Opportunities Fund. The proposed reorganization is subject to approval by the shareholders of the Fund.